FAIR CALUE OF BIFRUCATED CONVERTIBLE FEATURE OF CONVERTIBLE BRIDGE LOANS (Details Narrative) - Convertible Bridge Loan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Proceeds from convertible component liability	$ 2,893
Fair value of derivative liability	$ 2,500